32 Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of commitments

Below, the main unrecorded committed amounts as of December 31, 2020:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,301,725	633,296	142,484	684,761	2,762,266
Contractual obligations – Investments	2,211,198	1,642,792	2,103,935	174,115	6,132,040
Total	3,512,923	2,276,088	2,246,419	858,876	8,894,306